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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

                 Report for the Quarter Ended December 31, 2003.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ]  is a restatement.
                                    [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Fir Tree, Inc.
Address:  535 Fifth Avenue, 31st Floor, New York, NY  10017

13F File Number:     28-6884

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Jeffrey D. Tannenbaum
Title:        President
Phone:        (212) 599-0090
Signature, Place, and Date of Signing:

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
JEFFREY D. TANNENBAUM          New York, New York              February 11, 2004
---------------------          ------------------              -----------------
Jeffrey D. Tannenbaum

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0

Form 13F Information Table Entry Total:                     26

Form 13F Information Table Value Total:                     $615,751

List of Other Included Managers:

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
No.                                      13F File Number                        Name
---                                      ---------------                        ----


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                           FORM 13F INFORMATION TABLE



                                                                                                                 VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER            TITLE OF     CUSIP          VALUE     SHARES/  SH/PRN  PUT/  INVSTMT   OTHER
                          CLASS                   (X$1,000)     PRN AMT          CALL  DSCRETIN  MANAGERS      SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
AMR CORP                  PUT          001765956      1,671     129,000  SH            SOLE                   129,000

BRISTOL MYERS
SQUIBB CO                 COM          110122108      1,436      50,200  SH            SOLE                    50,200

CHARTER COMMUNICATIONS    NOTE         16117MAB3      4,750   5,000,000  PRN           SOLE                 5,000,000
INC D                     5.750%10/1

CHARTER COMMUNICATIONS    NOTE         16117MAC1     14,933  16,500,000  PRN           SOLE                16,500,000
INC D                     4.750%6/0

DUKE ENERGY CORP          PUT          264399956     26,585   1,300,000  SH            SOLE                 1,300,000

EDISON INTL               COM          281020107     17,931     817,662  SH            SOLE                   817,662

EL PASO CORP              COM          28336L109     12,437   1,518,600  SH            SOLE                 1,518,600

EL PASO CORP              PUT          28336L959     15,946   1,947,000  SH            SOLE                 1,947,000

EL PASO CORP              DBCV 2/2     28336LAC3      4,650  10,000,000  PRN           SOLE                10,000,000

FEDERAL NATL MTG ASSN     COM          313586109      7,408      98,700  SH            SOLE                    98,700

FEDERAL NATL MTG ASSN     CALL         313586909     60,288     803,200  SH            SOLE                   803,200

FEDERAL NATL MTG ASSN     PUT          313586959     15,012     200,000  SH            SOLE                   200,000

FEDERAL HOME LN MTG CORP  COM          313400301     28,635     491,000  SH            SOLE                   491,000


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
                                                                                                                 VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER            TITLE OF     CUSIP          VALUE     SHARES/  SH/PRN  PUT/  INVSTMT   OTHER
                          CLASS                   (X$1,000)     PRN AMT          CALL  DSCRETIN  MANAGERS      SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG CORP  CALL         313400901     55,993     960,100  SH            SOLE                   960,100

MARSH & MCLENNAN          COM          571748102     21,551     450,000  SH            SOLE                   450,000

OMNICOM GROUP             PUT          681919956      8,192      93,800  SH            SOLE                    93,800

PG&E CORP                 COM          69331C108    139,350   5,018,005  SH            SOLE                 5,018,005

PHARMACEUTICAL HOLDERS    CALL         71712A906     20,273     255,000  SH            SOLE                   255,000
TRUST

QWEST                     COM          749121109     16,094   3,725,450  SH            SOLE                 3,725,450
COMMUNICATIONS INTL

QWEST                     CALL         749121909      1,080     250,000  SH            SOLE                   250,000
COMMUNICATIONS INTL

ST PAUL COMPANIES         CALL         792860908     15,701     396,000  SH            SOLE                   396,000

TELEFONOS DE MEXICO       CALL         879403900     45,581   1,380,000  SH            SOLE                 1,380,000

TRAVELERS PROPERTY        CALL         89420G909      8,390     500,000  SH            SOLE                   500,000
CASUALTY CORP

TXU CORP                  COM          873168108     40,324   1,700,000  SH            SOLE                 1,700,000

UNUMPROVIDENT             COM          91529Y106     22,867   1,450,000  SH            SOLE                 1,450,000
CORP

XCEL ENERGY INC           COM          98389B100      8,673     510,805  SH            SOLE                   510,805